3. Research and Development Expenses (Dec. 2017 Note)	9 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Research and Development Expenses

Our research and development costs are expensed as incurred. We incurred research and development expenses during the three and nine month periods ended December 31, 2017 and 2016, which are included in various operating expense line items in the accompanying condensed consolidated statements of operations. Our research and development expenses in those periods were as follows:

	December 31,	December 31,
	2017	2016
Three months ended	$129,207	$178,440
Nine months ended	$462,640	$497,075